CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES

NOTE 10: CONVERTIBLE PROMISSORY NOTES

The Company entered into convertible promissory notes as follows as of December 31, 2021 and 2020:

	2021	2020
Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	$112,500	$112,500

Convertible note, at 8% interest, maturing December 23, 2022 convertible into common shares at $0.60 per share	112,500	112,500

Convertible note at 10% interest, maturing July 14, 2022 convertible into common shares at $3.15 per share ($300,000 original issue discount)	3,300,000	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing March 13, 2023 convertible into common shares at $1.00 per share ($8,250 original issue discount)	420,750	-

Convertible note at 8% interest, maturing March 17, 2023 convertible into common shares at $1.00 per share ($20,000 original issue discount)	1,020,000	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1,00 per share ($9,750 original issue discount)	497,250	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)	76,500	-

Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing April 21, 2023 convertible into common shares at $1.00 per share ($7,500 original issue discount)	382,500	-

Convertible note at 8% interest, maturing June 30, 2023 convertible into common shares at $0.90 per share ($3,000 original issue discount)	153,000	-

Convertible note at 8% interest, maturing September 12, 2023 convertible into common shares at $0.60 per share ($6,000 original issue discount)	306,000	-
	7,299,000	225,000
Less: Discounts	(1,674,175)	(83,897)
Total	$5,624,825	$141,103

On April 14, 2021 we received bridge financing in the form of a loan in the principal amount of $3,300,000 from Brighton Capital Partners, LLC (“Brighton Capital” or “BCP”) for which we issued them a convertible promissory note due 15 months after April 14, 2021 (July 14, 2022). The note bears interest at 10% per annum and is convertible at Brighton Capital’s election at a fixed price of $3.15 per share. The Company recognized a $300,000 original issue discount at inception of this convertible note.

Under the terms of the note, Brighton Capital has a right of redemption commencing on the earlier of an effective date of a Registration Statement and the 12-month anniversary of the note, to cause us to redeem all or any portion of the note in cash or shares of our common stock, at the Company’s election.

Any redemption with shares of our common stock shall be at the “market price” which is defined as 80% of our lowest closing trade price for the 10 consecutive trading days prior to the date on which the market price is measured. The note was to serve as a bridge loan to a $50,000,000 Equity Financing Agreement (“EFA”), which was terminated on October 26, 2021. The Company recognized a beneficial conversion feature on this note in the amount of $3,300,000.

On October 26, 2021, the Company and BCP agreed to terminate the Equity Financing Agreement. The Company agreed to issue shares for the termination of the EFA in the registration statement they file.

On May 13, 2021, the Company issued a convertible promissory note to investors for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing March 13, 2023. In addition, the Company issued warrants to the same investors to purchase up to 750,000 warrant shares with the convertible note. The Company recognized a $7,500 original issue discount and $257,531 debt discount at inception of this convertible note.

On May 13, 2021, the Company issued a convertible promissory note to an investor for $420,750 with an original issue discount of $8,250, for a term of twenty-two months maturing March 13, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 825,000 warrant shares with the convertible note. The Company recognized a $8,250 original issue discount and $283,284 debt discount at inception of this convertible note.

On May 17, 2021, the Company issued a convertible promissory note to an investor for $1,020,000 with an original issue discount of $20,000, for a term of twenty-two months maturing March 17, 2023. The Company recognized a $20,000 original issue discount at inception of this convertible note.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $497,250 with an original issue discount of $9,750, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 975,000 warrant shares with the convertible note. The Company recognized a $9,750 original issue discount and $317,561 debt discount at inception of this convertible note.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $76,500 with an original issue discount of $1,500, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 150,000 warrant shares with the convertible note. The Company recognized a $1,500 original issue discount and $48,855 debt discount at inception of this convertible note.

On May 19, 2021, the Company issued a convertible promissory note to an investor for $153,000 with an original issue discount of $3,000, for a term of twenty-two months maturing March 19, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 300,000 warrant shares with the convertible note. The Company recognized a $3,000 original issue discount and $97,711 debt discount at inception of this convertible note.

On June 21, 2021, the Company issued a convertible promissory note to an investor for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing April 21, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 750,000 warrant shares with the convertible note. The Company recognized a $7,500 original issue discount and $274,172 debt discount at inception of this convertible note. The Company recognized a BCF discount in the amount of $100,828 on this convertible note that is being amortized over the life of the convertible note.

On June 21, 2021, the Company issued a convertible promissory note to an investor for $382,500 with an original issue discount of $7,500, for a term of twenty-two months maturing April 21, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 750,000 warrant shares with the convertible note. The Company recognized a $7,500 original issue discount and $274,172 debt discount at inception of this convertible note. The Company recognized a BCF discount in the amount of $100,828 on this convertible note that is being amortized over the life of the convertible note.

On August 30, 2021, the Company issued a convertible promissory note to an investor for $153,000 with an original issue discount of $3,000, for a term of twenty-two months maturing June 30, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 375,000 warrant shares with the convertible note. The Company recognized a $3,000 original issue discount and $102,486 debt discount at inception of this convertible note.

On November 12, 2021, the Company issued a convertible promissory note to an investor for $306,000 with an original issue discount of $6,000, for a term of twenty-two months maturing September 12, 2023. In addition, the Company issued a warrant to the same investor to purchase up to 1,000,000 warrant shares with the convertible note. The Company recognized a $6,000 original issue discount and $197,791 debt discount at inception of this convertible note.

Maturities of convertible promissory notes for the next two years as of December 31 are as follows (with discount):

2022	$3,550,000
2023	3,749,000
$7,299,000

The Company recognized $2,055,219 and $85,939 in original issue discounts, debt discounts and BCF discounts on the convertible notes. The Company evaluated the terms of the convertible notes and warrant agreements and determined that there were no terms that would necessitate the recognition of any derivative liabilities. The Company is amortizing the debt discounts over the life of the convertible notes based on the effective interest method.

Interest expense for the years ended December 31, 2021 and 2020 was $425,408 and $394, respectively. Amortization of debt discount, original issue discount and BCF discount was $838,941 and $2,042 for the years ended December 31, 2021 and 2020, respectively. Accrued interest at December 31, 2021 was $425,808.